Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 24, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 11.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 12.

Annual class operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Biotechnology	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%A	0.50%A	1.00%	1.00%
	Other expenses	2.25%	2.21%	2.25%	2.14%
	Total annual class operating expensesB	3.08%	3.29%	3.83%	3.72%
Advisor Consumer Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
	Other expenses	0.88%	0.90%	0.93%	0.91%
	Total annual class operating expensesB	1.73%	2.00%	2.51%	2.49%
Advisor Cyclical Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
	Other expenses	1.76%	1.77%	1.81%	1.78%
	Total annual class operating expensesB	2.60%	2.86%	3.39%	3.36%
Advisor Developing Communications	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%A	0.50%A	1.00%	1.00%
	Other expenses	5.63%	5.58%	5.63%	5.51%
	Total annual class operating expensesB	6.46%	6.66%	7.21%	7.09%
Advisor Electronics	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%A	0.50%A	1.00%	1.00%
	Other expenses	1.74%	1.73%	1.76%	1.67%
	Total annual class operating expensesB	2.57%	2.81%	3.34%	3.25%
Advisor Financial Services	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
	Other expenses	0.37%	0.35%	0.38%	0.34%
	Total annual class operating expensesB	1.22%	1.45%	1.96%	1.92%
		Class A	Class T	Class B	Class C
Advisor Health Care	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.28%A	0.53%A	1.00%	1.00%
	Other expenses	0.36%	0.35%	0.37%	0.33%
	Total annual class operating expensesB	1.22%	1.46%	1.95%	1.91%

AFOC-02-05 August 15, 2002
1.480125.125

Advisor Natural Resources	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
	Other expenses	0.40%	0.33%	0.37%	0.34%
	Total annual class operating expenseB	1.25%	1.43%	1.95%	1.92%
Advisor Technology	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.28%A	0.53%A	1.00%	1.00%
	Other expenses	0.40%	0.35%	0.40%	0.36%
	Total annual class operating expensesB	1.26%	1.46%	1.98%	1.94%
Advisor Telecommunications & Utilities Growth	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.31%A	0.56%A	1.00%	1.00%
	Other expenses	0.42%	0.41%	0.43%	0.38%
	Total annual class operating expensesB	1.31%	1.55%	2.01%	1.96%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when a fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by a fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T of each fund are 0.25% and 0.50%, respectively, and the total annual class operating expenses are shown in the table below.

	Class A	Class T
Advisor Biotechnology	3.08%	3.29%
Advisor Consumer Industries	1.71%	1.98%
Advisor Cyclical Industries	2.59%	2.85%
Advisor Developing Communications	6.46%	6.66%
Advisor Electronics	2.57%	2.81%
Advisor Financial Services	1.20%	1.43%
Advisor Health Care	1.19%	1.43%
Advisor Natural Resources	1.23%	1.41%
Advisor Technology	1.23%	1.43%
Advisor Telecommunications & Utilities Growth	1.25%	1.49%

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Biotechnology	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00
Advisor Consumer Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Cyclical Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Developing Communications	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00
Advisor Electronics	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00
Advisor Financial Services	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Health Care	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Natural Resources	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Technology	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Telecommunications & Utilities Growth	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce each fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
	Class A	Class T	Class B	Class C
Advisor Biotechnology	1.49%A	1.74%A	2.24%A	2.24%A
Advisor Consumer Industries	1.49%A	1.73%A	2.22%A	2.22%A
Advisor Cyclical Industries	1.49%A	1.74%A	2.23%A	2.23%A
Advisor Developing Communications	1.45%A	1.70%A	2.20%A	2.20%A
Advisor Electronics	1.49%A	1.74%A	2.24%A	2.24%A
Advisor Financial Services	1.18%	1.41%	1.92%	1.88%
Advisor Health Care	1.17%	1.41%	1.90%	1.86%
Advisor Natural Resources	1.18%	1.37%	1.89%	1.85%
Advisor Technology	1.21%	1.41%	1.93%	1.88%
Advisor Telecommunications & Utilities Growth	1.20%	1.44%	1.90%	1.85%

A After reimbursement.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Biotechnology	1 year	$ 868	$ 868	$ 670	$ 670	$ 885	$ 385	$ 474	$ 374
	3 years	$ 1,471	$ 1,471	$ 1,327	$ 1,327	$ 1,469	$ 1,169	$ 1,138	$ 1,138
	5 years	$ 2,098	$ 2,098	$ 2,007	$ 2,007	$ 2,172	$ 1,972	$ 1,920	$ 1,920
	10 years	$ 3,772	$ 3,772	$ 3,810	$ 3,810	$ 3,825A	$ 3,825A	$ 3,967	$ 3,967
Advisor Consumer Industries	1 year	$ 741	$ 741	$ 546	$ 546	$ 754	$ 254	$ 352	$ 252
	3 years	$ 1,089	$ 1,089	$ 955	$ 955	$ 1,082	$ 782	$ 776	$ 776
	5 years	$ 1,460	$ 1,460	$ 1,390	$ 1,390	$ 1,535	$ 1,335	$ 1,326	$ 1,326
	10 years	$ 2,499	$ 2,499	$ 2,596	$ 2,596	$ 2,565A	$ 2,565A	$ 2,826	$ 2,826
Advisor Cyclical Industries	1 year	$ 823	$ 823	$ 629	$ 629	$ 842	$ 342	$ 439	$ 339
	3 years	$ 1,337	$ 1,337	$ 1,205	$ 1,205	$ 1,342	$ 1,042	$ 1,034	$ 1,034
	5 years	$ 1,876	$ 1,876	$ 1,806	$ 1,806	$ 1,965	$ 1,765	$ 1,752	$ 1,752
	10 years	$ 3,341	$ 3,341	$ 3,424	$ 3,424	$ 3,415A	$ 3,415A	$ 3,652	$ 3,652
Advisor Developing Communications	1 year	$ 1,179	$ 1,179	$ 987	$ 987	$ 1,213	$ 713	$ 802	$ 702
	3 years	$ 2,362	$ 2,362	$ 2,231	$ 2,231	$ 2,392	$ 2,092	$ 2,061	$ 2,061
	5 years	$ 3,510	$ 3,510	$ 3,433	$ 3,433	$ 3,611	$ 3,411	$ 3,364	$ 3,364
	10 years	$ 6,237	$ 6,237	$ 6,268	$ 6,268	$ 6,294A	$ 6,294A	$ 6,392	$ 6,392
Advisor Electronics	1 year	$ 820	$ 820	$ 624	$ 624	$ 837	$ 337	$ 428	$ 328
	3 years	$ 1,329	$ 1,329	$ 1,191	$ 1,191	$ 1,327	$ 1,027	$ 1,001	$ 1,001
	5 years	$ 1,862	$ 1,862	$ 1,782	$ 1,782	$ 1,941	$ 1,741	$ 1,698	$ 1,698
	10 years	$ 3,313	$ 3,313	$ 3,378	$ 3,378	$ 3,375A	$ 3,375A	$ 3,549	$ 3,549
Advisor Financial Services	1 year	$ 692	$ 692	$ 492	$ 492	$ 699	$ 199	$ 295	$ 195
	3 years	$ 940	$ 940	$ 793	$ 793	$ 915	$ 615	$ 603	$ 603
	5 years	$ 1,207	$ 1,207	$ 1,114	$ 1,114	$ 1,257	$ 1,057	$ 1,037	$ 1,037
	10 years	$ 1,967	$ 1,967	$ 2,025	$ 2,025	$ 2,004A	$ 2,004A	$ 2,243	$ 2,243
Advisor Health Care	1 year	$ 692	$ 692	$ 493	$ 493	$ 698	$ 198	$ 294	$ 194
	3 years	$ 940	$ 940	$ 796	$ 796	$ 912	$ 612	$ 600	$ 600
	5 years	$ 1,207	$ 1,207	$ 1,120	$ 1,120	$ 1,252	$ 1,052	$ 1,032	$ 1,032
	10 years	$ 1,967	$ 1,967	$ 2,035	$ 2,035	$ 1,997A	$ 1,997A	$ 2,233	$ 2,233
Advisor Natural Resources	1 year	$ 695	$ 695	$ 490	$ 490	$ 698	$ 198	$ 295	$ 195
	3 years	$ 949	$ 949	$ 787	$ 787	$ 912	$ 612	$ 603	$ 603
	5 years	$ 1,222	$ 1,222	$ 1,104	$ 1,104	$ 1,252	$ 1,052	$ 1,037	$ 1,037
	10 years	$ 1,999	$ 1,999	$ 2,003	$ 2,003	$ 2,009A	$ 2,009A	$ 2,243	$ 2,243
Advisor Technology	1 year	$ 696	$ 696	$ 494	$ 494	$ 701	$ 201	$ 297	$ 197
	3 years	$ 952	$ 952	$ 797	$ 797	$ 921	$ 621	$ 608	$ 608
	5 years	$ 1,227	$ 1,227	$ 1,122	$ 1,122	$ 1,268	$ 1,068	$ 1,045	$ 1,045
	10 years	$ 2,010	$ 2,010	$ 2,039	$ 2,039	$ 2,033A	$ 2,033A	$ 2,260	$ 2,260
Advisor Telecommunications & Utilities Growth	1 year	$ 701	$ 701	$ 502	$ 502	$ 704	$ 204	$ 299	$ 199
	3 years	$ 966	$ 966	$ 822	$ 822	$ 930	$ 630	$ 614	$ 614
	5 years	$ 1,252	$ 1,252	$ 1,165	$ 1,165	$ 1,283	$ 1,083	$ 1,056	$ 1,056
	10 years	$ 2,063	$ 2,063	$ 2,131	$ 2,131	$ 2,073A	$ 2,073A	$ 2,282	$ 2,282

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 20.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Advisor Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Advisor Developing Communications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Advisor Health Care Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.

Advisor Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Effective November 12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 23 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 23.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 25.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 27.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 29.

Jeffrey Feingold is manager of Advisor Financial Services Fund, which he has managed since October 2001. He also manages other Fidelity funds. Mr. Feingold joined Fidelity in 1997 as a research analyst, after receiving an MBA from Harvard Business School.

The following information replaces the biographical information for Chris Zepf found in the "Fund Management" section on page 29.

Shep Perkins is manager of Advisor Developing Communications Fund, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Sonu Kalra is manager of Advisor Technology Fund, which he has managed since February 2002. He also manages other Fidelity funds. Mr. Kalra joined Fidelity as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania. Previously, he completed the Financial Management Program at GE Capital in Stamford, Connecticut in 1996.

The following information replaces the biographical information for Tim Cohen found in the "Fund Management" section on page 29.

Shep Perkins is manager of Advisor Telecommunications & Utilities Growth Fund, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Effective March 1, 2002, the following information replaces the biographical information for Brian Younger, John Porter, Ted Orenstein, Yolanda Strock, and Scott Offen found in the "Fund Management" section on page 29.

Andraz Razen is manager of Advisor Biotechnology Fund, which he has managed since March 2002. Mr. Razen joined Fidelity as a research analyst in 1998, after receiving a bachelor of arts degree in quantitative economics from Tufts University, where he graduated Summa Cum Laude.

Brian Hanson is manager of Advisor Consumer Industries Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

Praveen Abichandani is manager of Advisor Electronics Fund, which he has managed since March 2002. Mr. Abichandani joined Fidelity as a research analyst in 1998. Previously, he was director of strategy for Cox Communications, from 1993 to 1998.

Steve Calhoun is manager of Advisor Health Care Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

John Porter is manager of Advisor Natural Resources Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

Effective August 1, 2002, the following information replaces the biographical information for Pratima Abichandani found in the "Fund Management" section on page 29.

Matt Fruhan is manager of Advisor Cyclical Industries Fund, which he has managed since August 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst and manager.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 33.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A of each fund may also use a portion of the brokerage commissions paid when a fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when a fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of Advisor Consumer Industries, Class A of Advisor Financial Services, and Class A of Advisor Natural Resources anticipate using brokerage commissions equal to 0.02% of their average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Cyclical Industries anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Health Care and Class A of Advisor Technology anticipate using brokerage commissions equal to 0.03% of their average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Telecommunications & Utilities Growth anticipates using brokerage commissions equal to 0.06% of its average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Biotechnology, Class A of Advisor Developing Communications, and Class A of Advisor Electronics do not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2003.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund (except Advisor Natural Resources) may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Natural Resources may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit for each fund (except Advisor Natural Resources) and 0.40% limit for Advisor Natural Resources on 12b-1 (distribution) fees described above, Class T of each fund may also use a portion of the brokerage commissions paid when a fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when a fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Consumer Industries, Class T of Advisor Financial Services, and Class T of Advisor Natural Resources anticipate using brokerage commissions equal to 0.02% of their average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Cyclical Industries anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Health Care and Class T of Advisor Technology anticipate using brokerage commissions equal to 0.03% of their average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Telecommunications & Utilities Growth anticipates using brokerage commissions equal to 0.06% of its average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Biotechnology, Class T of Advisor Developing Communications, and Class T of Advisor Electronics do not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2003.

In addition, pursuant to a Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 24, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 11.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Biotechnology - Institutional Class	1.24%A
Advisor Consumer Industries - Institutional Class	1.22%A
Advisor Cyclical Industries - Institutional Class	1.23%A
Advisor Developing Communications - Institutional Class	1.20%A
Advisor Electronics - Institutional Class	1.24%A
Advisor Financial Services - Institutional Class	0.82%
Advisor Health Care - Institutional Class	0.86%
Advisor Natural Resources - Institutional Class	0.82%
Advisor Technology - Institutional Class	0.81%
Advisor Telecommunications & Utilities Growth - Institutional Class	0.74%

A After reimbursement.

The following information supplements the information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 19.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Advisor Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Advisor Developing Communications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

AFOCI-02-05 August 15, 2002
1.479771.122

Advisor Financial Services Fund normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Advisor Health Care Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.

Advisor Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 23.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 24.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 26.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 28.

Jeffrey Feingold is manager of Advisor Financial Services Fund, which he has managed since October 2001. He also manages other Fidelity funds. Mr. Feingold joined Fidelity in 1997 as a research analyst, after receiving an MBA from Harvard Business School.

The following information replaces the biographical information for Chris Zepf found in the "Fund Management" section on page 28.

Shep Perkins is manager of Advisor Developing Communications Fund, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Sonu Kalra is manager of Advisor Technology Fund, which he has managed since February 2002. He also manages other Fidelity funds. Mr. Kalra joined Fidelity as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania. Previously, he completed the Financial Management Program at GE Capital in Stamford, Connecticut in 1996.

The following information replaces the biographical information for Tim Cohen found in the "Fund Management" section on page 28.

Shep Perkins is manager of Advisor Telecommunications & Utilities Growth Fund, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Effective March 1, 2002, the following information replaces the biographical information for Brian Younger, John Porter, Ted Orenstein, Yolanda Strock, and Scott Offen found in the "Fund Management" section on page 28.

Andraz Razen is manager of Advisor Biotechnology Fund, which he has managed since March 2002. Mr. Razen joined Fidelity as a research analyst in 1998, after receiving a bachelor of arts degree in quantitative economics from Tufts University, where he graduated Summa Cum Laude.

Brian Hanson is manager of Advisor Consumer Industries Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

Praveen Abichandani is manager of Advisor Electronics Fund, which he has managed since March 2002. Mr. Abichandani joined Fidelity as a research analyst in 1998. Previously, he was director of strategy for Cox Communications, from 1993 to 1998.

Steve Calhoun is manager of Advisor Health Care Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

John Porter is manager of Advisor Natural Resources Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

Effective August 1, 2002, the following information replaces the biographical information for Pratima Abichandani found in the "Fund Management" section on page 28.

Matt Fruhan is manager of Advisor Cyclical Industries Fund, which he has managed since August 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst and manager.

SUPPLEMENT TO THE

FIDELITY ADVISOR FOCUS FUNDS®
FIDELITY® ADVISOR BIOTECHNOLOGY FUND,
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND,
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND,
FIDELITY ADVISOR DEVELOPING COMMUNICATIONS FUND,
FIDELITY ADVISOR ELECTRONICS FUND,
FIDELITY ADVISOR FINANCIAL SERVICES FUND,
FIDELITY ADVISOR HEALTH CARE FUND,
FIDELITY ADVISOR NATURAL RESOURCES FUND,
FIDELITY ADVISOR TECHNOLOGY FUND, AND
FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND
Funds of Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

September 24, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found in the "Portfolio Transactions" section on page 23.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer directs a portion of the commissions paid by a fund toward the reduction of that fund's expenses or to promote the sale of fund shares.

The following information replaces the fourth through fourteenth paragraphs found in the "Distribution Services" section beginning on page 73.

The Rule 12b-1 Plan adopted for each class of each fund is described in the prospectus for that class.

AFOC/AFOCIB-02-01 August 15, 2002
1.480127.113